FPA New Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 93.1%
	ASSET-BACKED SECURITIES — 35.5%
	AUTO — 7.7%
	Ally Auto Receivables Trust
$8,996,000	Series 2023-1, Class A4, 5.270%, 11/15/2028	$9,101,238
	BMW Vehicle Owner Trust
6,776,000	Series 2023-A, Class A4, 5.250%, 11/26/2029	6,869,248
	CarMax Auto Owner Trust
19,152,000	Series 2022-3, Class B, 4.690%, 2/15/2028	18,976,805
21,176,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	21,284,571
10,892,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	10,895,476
20,637,000	Series 2023-3, Class A4, 5.260%, 2/15/2029	20,900,749
	Ford Credit Auto Owner Trust
14,487,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	14,442,602
7,137,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	7,216,909
	GM Financial Consumer Automobile Receivables Trust
15,767,000	Series 2023-1, Class A4, 4.590%, 7/17/2028	15,749,056
13,758,000	Series 2023-3, Class A4, 5.340%, 12/18/2028	13,954,104
	GM Financial Revolving Receivables Trust
38,305,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	36,054,754
49,942,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	50,354,586
12,704,000	Series 2023-2, Class A, 5.770%, 8/11/2036(a)	13,165,380
64,237,000	Series 2024-1, Class A, 4.980%, 12/11/2036(a)	64,910,917
	Hyundai Auto Receivables Trust
10,743,000	Series 2023-B, Class A4, 5.310%, 8/15/2029	10,885,244
	Mercedes-Benz Auto Receivables Trust
10,006,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	9,930,164
8,831,000	Series 2024-1, Class A4, 4.790%, 7/15/2031	8,838,005
	Nissan Auto Receivables Owner Trust
13,366,000	Series 2022-B, Class A4, 4.450%, 11/15/2029	13,344,934
15,538,000	Series 2023-A, Class A4, 4.850%, 6/17/2030	15,617,618
	Porsche Financial Auto Securitization Trust
17,279,000	Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	17,316,611
	SFS Auto Receivables Securitization Trust
8,951,000	Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	9,073,388
	Toyota Auto Loan Extended Note Trust
54,519,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	53,545,105
43,813,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	44,266,697
56,286,000	Series 2024-1A, Class A, 5.160%, 11/25/2036(a)	57,172,651
	Toyota Auto Receivables Owner Trust
10,600,000	Series 2022-C, Class A4, 3.770%, 2/15/2028	10,458,341
16,189,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	16,124,135
19,879,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	19,869,661
25,523,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	25,793,539
	Volkswagen Auto Loan Enhanced Trust
11,637,000	Series 2023-1, Class A4, 5.010%, 1/22/2030	11,692,487

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
	World Omni Auto Receivables Trust
$14,612,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	$14,554,351
21,627,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	21,619,236
10,417,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	10,482,603
		674,461,165
	COLLATERALIZED LOAN OBLIGATION — 3.7%
	Cerberus Loan Funding LLC
10,299,000	Series 2023-1A, Class A, 7.056% (3-Month Term SOFR+240 basis points), 3/22/2035(a),(b)	10,325,901
51,840,000	Series 2023-2A, Class A1, 7.206% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	53,077,006
52,569,000	Series 2023-4A, Class A, 7.081% (3-Month Term SOFR+242.5 basis points), 10/15/2035(a),(b)	53,823,875
	Fortress Credit Opportunities Ltd.
118,776,000	Series 2017-9A, Class A1TR, 6.467% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	118,804,031
	Golub Capital Partners Ltd.
43,478,000	Series 2023-67A, Class A1, 7.022% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	43,862,476
41,996,000	Series 2019-46A, Class A1R, 6.427% (3-Month Term SOFR+181 basis points), 4/20/2037(a),(b)	42,389,208
		322,282,497
	CREDIT CARD — 1.3%
	American Express Credit Account Master Trust
47,333,000	Series 2024-2, Class A, 5.240%, 4/15/2031	48,334,150
	Chase Issuance Trust
68,829,000	Series 2024-A2, Class A, 4.630%, 1/15/2031	68,674,314
		117,008,464
	EQUIPMENT — 13.5%
	Avis Budget Rental Car Funding AESOP LLC
4,211,000	Series 2021-2A, Class A, 1.660%, 2/20/2028(a)	3,968,740
13,136,000	Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	13,251,680
38,251,000	Series 2023-4A, Class A, 5.490%, 6/20/2029(a)	38,920,224
48,017,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	49,487,141
34,038,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	35,266,339
14,768,000	Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	14,956,412
57,519,000	Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	57,944,945
	CNH Equipment Trust
7,414,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	7,310,493
6,738,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	6,744,026

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
$17,009,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	$17,328,113
	Coinstar Funding LLC
11,864,050	Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	10,524,989
	Enterprise Fleet Financing LLC
9,703,000	Series 2022-3, Class A3, 4.290%, 7/20/2029(a)	9,636,836
28,811,000	Series 2023-1, Class A3, 5.420%, 10/22/2029(a)	29,176,637
18,980,000	Series 2022-4, Class A3, 5.650%, 10/22/2029(a)	19,184,166
37,963,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	38,537,088
34,823,000	Series 2023-3, Class A3, 6.410%, 6/20/2030(a)	36,272,340
11,576,000	Series 2024-4, Class A4, 4.700%, 6/20/2031(a)	11,471,579
	Ford Credit Floorplan Master Owner Trust A
83,977,000	Series 2018-4, Class A, 4.060%, 11/15/2030	81,860,729
46,054,000	Series 2024-2, Class A, 5.240%, 4/15/2031(a)	46,976,365
27,030,000	Series 2024-4, Class A, 4.400%, 9/15/2031(a)	26,508,118
	GMF Floorplan Owner Revolving Trust
18,848,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	19,180,449
46,933,000	Series 2024-2A, Class A, 5.060%, 3/15/2031(a)	47,324,966
	GreatAmerica Leasing Receivables Funding LLC
17,738,000	Series 2022-1, Class A4, 5.350%, 7/16/2029(a)	17,928,471
16,501,000	Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	16,614,416
	Hertz Vehicle Financing LLC
44,631,000	Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	41,882,779
38,642,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	36,275,375
72,333,000	Series 2022-5A, Class A, 3.890%, 9/25/2028(a)	69,530,183
	John Deere Owner Trust
15,675,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	15,760,526
11,706,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	11,784,227
15,742,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	15,996,029
	Kubota Credit Owner Trust
12,897,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	12,863,207
9,456,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	9,545,098
	M&T Equipment Notes
9,785,000	Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	9,890,879
17,531,000	Series 2024-1A, Class A4, 4.940%, 8/18/2031(a)	17,373,854
	MMAF Equipment Finance LLC
24,567,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	25,018,632
7,081,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	6,471,237
24,584,000	Series 2024-A, Class A4, 5.100%, 7/13/2049(a)	24,786,036
	Prop 2017-1A
10,087,948	5.300%, 3/15/2042(c),(d)	8,927,834
	Sunnova Hestia Issuer LLC
6,790,911	Series 2023-GRID1, Class 1A, 5.750%, 12/20/2050(a)	6,856,722
12,076,880	Series 2024-GRID1, Class 1A, 5.630%, 7/20/2051(a)	12,150,512

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
	Verizon Master Trust
$76,585,000	Series 2023-6, Class A, 5.350%, 9/22/2031(a)	$78,045,139
85,708,000	Series 2024-2, Class A, 4.830%, 12/22/2031(a)	85,857,338
31,930,000	Series 2024-7, Class A, 4.350%, 8/20/2032(a)	31,226,100
		1,176,616,969
	OTHER — 9.3%
	ABPCI Direct Lending Fund LLC
25,010,405	Series 2022-2A, Class A1, 6.717% (3-Month Term SOFR+210 basis points), 3/1/2032(a),(b)	24,979,542
	ABPCI Direct Lending Fund Ltd.
29,515,782	Series 2020-1A, Class A, 3.199%, 12/29/2030(a)	28,966,169
	American Tower Trust 1
77,012,000	5.490%, 3/15/2028(a)	77,334,642
	Brazos Securitization LLC
8,528,748	5.014%, 9/1/2031(a)	8,496,973
	Cleco Securitization LLC
18,862,900	4.016%, 3/1/2031	18,249,856
	Cologix Data Centers US Issuer LLC
58,068,000	Series 2021-1A, Class A2, 3.300%, 12/26/2051(a)	55,171,702
	Consumers 2023 Securitization Funding LLC
22,847,000	5.210%, 9/1/2031	23,032,758
	DataBank Issuer
14,750,000	Series 2021-1A, Class A2, 2.060%, 2/27/2051(a)	14,171,338
	DTE Electric Securitization Funding II LLC
27,368,737	5.970%, 3/1/2033	28,276,284
	Elm Trust
2,699,394	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	2,647,552
3,368,041	Series 2020-4A, Class A2, 2.286%, 10/20/2029(a)	3,297,049
	Golub Capital Partners Funding Ltd.
17,503,042	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	17,235,140
43,845,522	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	43,246,899
79,481,830	Series 2021-2A, Class A, 2.944%, 10/19/2029(a)	77,145,859
	Kansas Gas Service Securitization I LLC
45,538,168	5.486%, 8/1/2032	46,175,716
	Monroe Capital Funding Ltd.
32,620,019	Series 2021-1A, Class A2, 2.815%, 4/22/2031(a)	31,635,417
	Oklahoma Development Finance Authority
25,236,750	4.135%, 12/1/2033	24,229,171
9,536,578	4.285%, 2/1/2034	9,246,363
21,194,958	3.877%, 5/1/2037	20,181,336
	PG&E Recovery Funding LLC
35,023,882	5.045%, 7/15/2032	35,135,538

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
$13,309,000	4.838%, 6/1/2033	$13,206,800
	PG&E Wildfire Recovery Funding LLC
42,010,588	4.022%, 6/1/2031	41,185,861
	SBA Tower Trust
14,427,000	1.631%, 11/15/2026(a)	13,462,956
17,196,000	2.328%, 1/15/2028(a)	15,579,005
12,423,000	6.599%, 1/15/2028(a)	12,676,203
	SpringCastle America Funding LLC
9,900,764	Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	9,144,129
	Texas Electric Market Stabilization Funding N LLC
11,586,873	4.265%, 8/1/2036 (a)	11,247,768
	Texas Natural Gas Securitization Finance Corp.
7,935,239	5.102%, 4/1/2035	7,932,508
	VCP RRL Ltd.
29,796,040	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	28,528,427
	Virginia Power Fuel Securitization LLC
58,246,000	4.877%, 5/1/2031	58,246,000
	WEPCo Environmental Trust Finance LLC
8,765,171	Series 2021-1, Class A, 1.578%, 12/15/2035	7,503,337
		807,568,298
	TOTAL ASSET-BACKED SECURITIES
	(Cost $3,075,909,727)	3,097,937,393
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.2%
	AGENCY — 15.1%
	Federal Home Loan Mortgage Corp.
13,173,000	Series K058, Class A2, 2.653%, 8/25/2026	12,775,963
76,885,873	Series K061, Class A2, 3.347%, 11/25/2026(b)	75,186,511
41,061,276	Series K062, Class A2, 3.413%, 12/25/2026	40,137,369
16,539,000	Series K063, Class A2, 3.430%, 1/25/2027(b)	16,172,109
9,702,802	Series K065, Class A2, 3.243%, 4/25/2027	9,457,360
7,223,000	Series K066, Class A2, 3.117%, 6/25/2027	6,967,967
8,509,735	Series K068, Class A2, 3.244%, 8/25/2027	8,224,878
12,338,034	Series K072, Class A2, 3.444%, 12/25/2027	11,901,095
29,086,020	Series K073, Class A2, 3.350%, 1/25/2028	28,055,473
16,051,256	Series K076, Class A2, 3.900%, 4/25/2028	15,641,374
4,086,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	3,981,473
30,559,000	Series K079, Class A2, 3.926%, 6/25/2028	29,774,859
25,020,308	Series K080, Class A2, 3.926%, 7/25/2028(b)	24,392,799
62,664,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	61,050,728
46,777,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	45,571,627
24,028,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	23,408,140
68,841,723	Series K084, Class A2, 3.780%, 10/25/2028(b)	66,590,798
27,924,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	27,263,547
27,195,714	Series K089, Class A2, 3.563%, 1/25/2029	26,047,315

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$4,691,000	Series K088, Class A2, 3.690%, 1/25/2029	$4,522,332
43,626,000	Series K090, Class A2, 3.422%, 2/25/2029	41,618,454
25,293,822	Series K091, Class A2, 3.505%, 3/25/2029	24,129,547
2,376,000	Series K092, Class A2, 3.298%, 4/25/2029	2,242,668
4,340,000	Series K093, Class A2, 2.982%, 5/25/2029	4,053,159
84,442,000	Series K095, Class A2, 2.785%, 6/25/2029	78,008,980
71,380,000	Series K094, Class A2, 2.903%, 6/25/2029	65,941,215
40,814,000	Series K097, Class A2, 2.508%, 7/25/2029	37,292,327
91,996,000	Series K096, Class A2, 2.519%, 7/25/2029	84,061,667
19,173,000	Series K099, Class A2, 2.595%, 9/25/2029	17,517,456
49,942,000	Series K101, Class A2, 2.524%, 10/25/2029	45,220,239
33,400,000	Series K102, Class A2, 2.537%, 10/25/2029	30,263,723
47,045,000	Series K103, Class A2, 2.651%, 11/25/2029	42,976,784
4,756,000	Series K107, Class A2, 1.639%, 1/25/2030	4,106,681
3,071,000	Series K105, Class A2, 1.872%, 1/25/2030	2,682,289
11,740,000	Series K106, Class A2, 2.069%, 1/25/2030	10,371,097
16,200,000	Series K104, Class A2, 2.253%, 1/25/2030	14,474,196
9,186,000	Series K108, Class A2, 1.517%, 3/25/2030	7,839,331
61,806,000	Series K751, Class A2, 4.412%, 3/25/2030	60,783,828
17,591,000	Series K109, Class A2, 1.558%, 4/25/2030	14,970,208
22,485,000	Series K151, Class A3, 3.511%, 4/25/2030	21,147,109
1,742,000	Series K111, Class A2, 1.350%, 5/25/2030	1,468,957
9,465,000	Series K114, Class A2, 1.366%, 6/25/2030	7,912,612
3,768,000	Series K116, Class A2, 1.378%, 7/25/2030	3,146,381
18,741,000	Series K752, Class A2, 4.284%, 7/25/2030	18,237,722
61,809,000	Series K117, Class A2, 1.406%, 8/25/2030	51,551,426
15,691,000	Series K120, Class A2, 1.500%, 10/25/2030	13,070,474
75,127,967	Series K754, Class A2, 4.940%, 11/25/2030(b)	75,341,819
		1,317,554,066
	AGENCY STRIPPED — 0.3%
	Government National Mortgage Association
9,871,021	Series 2014-77, Class IO, 0.540%, 12/16/2047(b)	79,243
14,420,802	Series 2012-150, Class IO, 0.438%, 11/16/2052(b)	207,936
14,083,965	Series 2012-114, Class IO, 0.628%, 1/16/2053(b)	202,925
33,889,412	Series 2012-125, Class IO, 0.173%, 2/16/2053(b)	226,120
34,654,794	Series 2012-79, Class IO, 0.351%, 3/16/2053(b)	406,937
18,432,198	Series 2013-45, Class IO, 0.064%, 12/16/2053(b)	7,725
6,610,377	Series 2013-125, Class IO, 0.242%, 10/16/2054(b)	94,093
23,983,230	Series 2014-157, Class IO, 0.187%, 5/16/2055(b)	141,422
27,667,092	Series 2014-153, Class IO, 0.349%, 4/16/2056(b)	325,700
49,483,840	Series 2014-175, Class IO, 0.463%, 4/16/2056(b)	664,751
4,872,804	Series 2014-138, Class IO, 0.518%, 4/16/2056(b)	82,528

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY STRIPPED (Continued)
$64,007,930	Series 2014-187, Class IO, 0.620%, 5/16/2056(b)	$1,332,716
5,406,771	Series 2015-41, Class IO, 0.169%, 9/16/2056(b)	33,546
1,401,597	Series 2015-108, Class IO, 0.339%, 10/16/2056(b)	10,651
11,389,374	Series 2014-110, Class IO, 0.117%, 1/16/2057(b)	61,168
27,020,817	Series 2015-19, Class IO, 0.294%, 1/16/2057(b)	354,602
9,970,806	Series 2015-7, Class IO, 0.487%, 1/16/2057(b)	193,142
43,694,811	Series 2015-169, Class IO, 0.252%, 7/16/2057(b)	466,656
7,483,230	Series 2015-150, Class IO, 0.365%, 9/16/2057(b)	121,357
36,145,864	Series 2016-125, Class IO, 0.845%, 12/16/2057(b)	1,266,641
28,576,407	Series 2016-65, Class IO, 0.488%, 1/16/2058(b)	627,781
82,092,897	Series 2016-106, Class IO, 0.970%, 9/16/2058(b)	3,494,859
40,794,553	Series 2020-43, Class IO, 1.260%, 11/16/2061(b)	2,901,904
52,706,001	Series 2020-71, Class IO, 1.101%, 1/16/2062(b)	3,426,770
97,926,607	Series 2020-75, Class IO, 0.870%, 2/16/2062(b)	5,473,559
123,296,385	Series 2020-42, Class IO, 0.938%, 3/16/2062(b)	7,177,650
		29,382,382
	NON-AGENCY — 2.8%
	A10 Bridge Asset Financing LLC
1,748,036	Series 2021-D, Class A1FX, 2.589%, 10/1/2038(a)	1,707,123
	Arbor Realty Commercial Real Estate Notes Ltd.
28,091,957	Series 2022-FL2, Class A, 6.247% (1-Month Term SOFR+185 basis points), 5/15/2037(a),(b)	28,109,506
	BBCMS Trust
7,349,238	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	7,026,742
	Benchmark 2024-V11 Mortgage Trust
17,340,000	Series 2024-V11, Class A3, 5.909%, 11/15/2057(b)	17,840,072
	BMO 2024-5C7 Mortgage Trust
17,350,000	Series 2024-5C7, Class A3, 5.566%, 11/15/2057(b)	17,579,391
	BMO 2024-5C8 Mortgage Trust
8,363,000	Series 2024-5C8, Class A3, 5.625%, 12/15/2057(b)	8,499,072
	BX Commercial Mortgage Trust
28,900,000	Series 2021-VOLT, Class E, 6.512% (1-Month Term SOFR+211.448 basis points), 9/15/2036(a),(b)	28,827,762
	Progress Residential Trust
13,309,000	Series 2024-SFR5, Class A, 3.000%, 8/9/2029(a)	12,082,754
13,685,649	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	12,247,880
14,247,534	Series 2021-SFR7, Class A, 1.692%, 8/17/2040(a)	12,801,197
8,768,632	Series 2021-SFR9, Class A, 2.013%, 11/17/2040(a)	7,816,245
52,004,085	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	47,288,952
16,103,000	Series 2024-SFR3, Class A, 3.000%, 6/17/2041(a)	14,671,674

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
$27,223,000	Series 2024-SFR4, Class A, 3.100%, 7/17/2041(a)	$24,869,566
		241,367,936
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,614,356,828)	1,588,304,384
	CORPORATE BANK DEBT — 0.1%
	Capstone Acquisition Holdings, Inc. Term Loan
19,314,171	8.957% (1-Month Term SOFR+460 basis points), 11/12/2029(c),(d),(e)	18,618,494
	JC Penney Corp., Inc.
26,698,432	5.568% (3-Month USD Libor+425 basis points), 6/23/2025*,(b),(c),(d),(e),(f)	2,669
	Lealand Finance Company B.V. Senior Exit LC
10,625,126	5.250%, 6/30/2027(c),(d),(e),(g),(h),(i)	(3,718,794)
	McDermott Technology Americas, Inc.
346,577	8.471% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(d),(e)	121,302
	TOTAL CORPORATE BANK DEBT
	(Cost $19,348,037)	15,023,671
	CORPORATE BONDS — 2.4%
	COMMUNICATIONS — 0.1%
	Frontier Communications Holdings LLC
5,925,000	5.875%, 10/15/2027(a)	5,906,158
	FINANCIALS — 1.8%
	Apollo Debt Solutions BDC Senior Notes
26,023,000	8.620%, 9/28/2028(c),(d)	26,023,000
	Blue Owl Credit Income Corp.
22,579,000	7.950%, 6/13/2028	23,887,187
	Hlend Senior Notes
42,500,000	8.170%, 3/15/2028(c),(d)	42,500,000
	HPS Corporate Lending Fund
24,864,000	6.750%, 1/30/2029(a)	25,506,809
	Oaktree Strategic Credit Fund
27,351,000	8.400%, 11/14/2028	29,303,834
	OCREDIT BDC Senior Notes
12,891,000	7.770%, 3/7/2029(c),(d)	12,891,000
		160,111,830
	HEALTH CARE — 0.5%
	Heartland Dental LLC/Heartland Dental Finance Corp.
40,809,000	10.330% (1-Month Term SOFR+500 basis points), 4/30/2028(a),(d)	43,206,529

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TOTAL CORPORATE BONDS
	(Cost $213,528,298)	$209,224,517
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 23.4%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
	Federal National Mortgage Association
$228,075	Series 2010-43, Class MK, 5.500%, 5/25/2040	229,368
961,098	Series 2012-144, Class PD, 3.500%, 4/25/2042	932,839
508,939	Series 2013-93, Class PJ, 3.000%, 7/25/2042	483,800
		1,646,007
	AGENCY POOL ADJUSTABLE RATE — 1.8%
	Fannie Mae Pool
2,804,321	1.727% (30-Day SOFR Average+211 basis points), 7/1/2051(b)	2,455,378
24,795,489	1.971% (30-Day SOFR Average+207.1 basis points), 8/1/2051(b)	21,841,731
1,957,681	1.609% (30-Day SOFR Average+209.5 basis points), 9/1/2051(b)	1,699,343
22,134,080	1.890% (30-Day SOFR Average+233.2 basis points), 4/1/2052(b)	19,373,208
	Freddie Mac Non Gold Pool
9,125,988	1.668% (30-Day SOFR Average+213 basis points), 9/1/2051(b)	7,949,195
11,914,635	2.563% (30-Day SOFR Average+213 basis points), 3/1/2052(b)	10,634,925
7,890,649	2.539% (30-Day SOFR Average+214 basis points), 5/1/2052(b)	7,044,023
79,135,844	2.156% (30-Day SOFR Average+217.7 basis points), 7/1/2052(b)	69,531,016
10,188,818	3.343% (30-Day SOFR Average+221.3 basis points), 11/1/2052(b)	9,413,523
11,668,372	2.163% (30-Day SOFR Average+217.8 basis points), 5/1/2053(b)	10,254,233
		160,196,575
	AGENCY POOL FIXED RATE — 17.9%
	Fannie Mae Pool
72,987,971	1.500%, 12/1/2035	63,166,834
14,579,159	1.500%, 12/1/2035	12,576,408
2,107,394	1.500%, 3/1/2036	1,821,192
16,478,131	1.000%, 4/1/2036	13,801,290
5,468,088	1.500%, 4/1/2036	4,711,806
17,522,157	1.500%, 4/1/2036	15,098,697
12,775,258	1.500%, 5/1/2036	11,008,334
27,878,539	1.500%, 6/1/2036	24,022,706
6,103,479	1.500%, 6/1/2036	5,259,317
10,813,214	1.500%, 7/1/2036	9,317,657
98,499,094	1.500%, 8/1/2036	85,122,099
7,079,264	1.500%, 8/1/2036	6,089,082
12,194,160	1.500%, 9/1/2036	10,488,553
29,811,385	1.500%, 10/1/2036	25,641,643

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$101,633,221	1.000%, 12/1/2036	$84,411,919
143,127,606	1.000%, 3/1/2037	118,875,263
65,322,596	1.500%, 3/1/2037	56,287,939
48,753,980	1.500%, 8/1/2037	41,934,722
12,209,706	2.000%, 6/1/2040	10,280,887
4,534,262	2.000%, 9/1/2040	3,814,171
4,879,532	2.000%, 10/1/2040	4,102,551
3,550,245	1.500%, 11/1/2040	2,884,053
6,692,193	2.000%, 11/1/2040	5,623,187
14,530,699	1.500%, 12/1/2040	11,794,607
4,738,121	1.500%, 2/1/2041	3,839,917
15,609,876	2.500%, 5/1/2041	13,451,388
9,387,603	2.000%, 7/1/2041	7,838,495
63,212,330	2.000%, 9/1/2041	53,062,845
61,646,944	1.500%, 10/1/2041	49,608,356
91,405,534	1.500%, 11/1/2041	73,506,173
6,175,943	1.500%, 3/1/2042	4,969,641
22,137,860	2.000%, 8/1/2042	18,435,677
61,411,516	2.000%, 8/1/2042	50,949,567
31,661,960	3.500%, 4/1/2044	28,775,456
41,877,451	4.000%, 6/1/2045	39,573,781
9,067,917	4.000%, 7/1/2046	8,557,149
10,429,843	4.000%, 10/1/2046	9,839,335
5,679,911	4.000%, 10/1/2046	5,367,634
8,671,706	4.000%, 3/1/2048	8,172,375
	Freddie Mac Pool
381,128	2.500%, 8/1/2028	369,271
97,172,082	1.500%, 11/1/2035	84,096,772
7,255,340	1.500%, 11/1/2035	6,258,668
25,257,807	1.500%, 1/1/2036	21,827,587
3,259,910	1.500%, 4/1/2036	2,809,038
5,385,817	1.500%, 5/1/2036	4,640,913
16,124,441	1.500%, 6/1/2036	13,859,025
6,353,575	1.000%, 7/1/2036	5,302,166
28,833,425	1.500%, 8/1/2036	24,845,523
9,578,654	1.000%, 10/1/2036	8,022,045
21,640,145	1.500%, 10/1/2036	18,613,320
65,251,183	1.500%, 10/1/2036	56,389,530
6,414,227	1.500%, 11/1/2036	5,543,122
19,262,587	2.000%, 6/1/2040	16,221,157
4,237,720	2.000%, 8/1/2040	3,566,369
3,093,041	4.000%, 10/1/2040	2,925,872
2,394,005	1.500%, 11/1/2040	1,944,847

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$2,831,209	4.000%, 11/1/2040	$2,679,495
6,302,485	2.000%, 12/1/2040	5,287,801
4,176,177	1.500%, 2/1/2041	3,387,018
35,168,587	1.500%, 3/1/2041	28,478,491
9,556,473	1.500%, 3/1/2041	7,738,084
9,304,300	1.500%, 4/1/2041	7,528,452
23,082,612	1.500%, 5/1/2041	18,650,437
42,888,691	1.500%, 6/1/2041	34,622,912
11,508,966	1.500%, 10/1/2041	9,254,038
4,408,843	1.500%, 11/1/2041	3,561,759
67,480,876	1.500%, 12/1/2041	54,191,624
32,521,092	1.500%, 12/1/2041	26,334,748
5,458,301	1.500%, 1/1/2042	4,399,024
39,589,372	2.000%, 5/1/2042	32,968,718
26,850,249	2.000%, 8/1/2042	22,359,999
19,862,176	2.000%, 8/1/2042	16,578,992
		1,559,339,523
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 3.7%
	Citigroup Mortgage Loan Trust
1,904,831	Series 2014-A, Class A, 4.000%, 1/25/2035(a),(b)	1,823,823
	GS Mortgage-Backed Securities Trust
6,532,072	Series 2021-PJ4, Class A8, 2.500%, 9/25/2051(a),(b)	5,716,129
18,746,516	Series 2021-PJ6, Class A8, 2.500%, 11/25/2051(a),(b)	16,364,023
30,870,737	Series 2021-PJ7, Class A8, 2.500%, 1/25/2052(a),(b)	26,894,493
6,580,729	Series 2022-PJ1, Class A8, 2.500%, 5/28/2052(a),(b)	5,696,338
14,726,206	Series 2022-PJ2, Class A24, 3.000%, 6/25/2052(a),(b)	13,084,860
74,537,193	Series 2022-PJ5, Class A22, 2.500%, 10/25/2052(a),(b)	64,287,680
	J.P. Morgan Mortgage Trust
5,381,491	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	4,720,927
16,792,840	Series 2021-10, Class A4A, 2.000%, 12/25/2051(a),(b)	14,280,332
45,146,200	Series 2021-10, Class A4, 2.500%, 12/25/2051(a),(b)	39,372,530
57,068,479	Series 2021-11, Class A4, 2.500%, 1/25/2052(a),(b)	49,876,252
14,750,407	Series 2021-13, Class A4, 2.500%, 4/25/2052(a),(b)	12,909,431
3,543,342	Series 2021-15, Class A4, 2.500%, 6/25/2052(a),(b)	3,082,895
3,264,110	Series 2022-3, Class A4A, 2.500%, 8/25/2052(a),(b)	2,830,312
30,478,615	Series 2024-3, Class A4, 3.000%, 5/25/2054(a),(b)	27,001,259
	Pretium Mortgage Credit Partners LLC
8,241,298	Series 2024-RPL1, Class A1, 3.900%, 10/25/2063(a),(b)	7,673,520
	Towd Point Mortgage Trust
7,290,310	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	6,458,558

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
$20,321,500	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	$19,033,538
		321,106,900
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $2,042,291,146)	2,042,289,005
	U.S. TREASURY NOTES & BONDS — 13.5%
	U.S. Treasury Note
352,390,000	4.000%, 7/31/2029	346,948,112
8,765,000	3.625%, 8/31/2029	8,489,589
115,968,000	3.500%, 9/30/2029	111,624,708
113,312,000	4.125%, 10/31/2029	112,045,636
185,860,000	4.125%, 11/30/2029	183,813,496
308,059,000	4.375%, 12/31/2029	307,961,130
106,471,000	4.625%, 9/30/2030	107,492,408
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $1,189,517,036)	1,178,375,079
	TOTAL BONDS & DEBENTURES
	(Cost $8,154,951,072)	8,131,154,049

Number of Shares
	COMMON STOCKS — 1.5%
	METALS & MINING — 0.5%
39,831,957	AIPCF VIII A-BL Aggregator Cayman LP (c),(d)	49,921,392
	REAL ESTATE SERVICES — 0.1%
520,208	Copper Property CTL Pass Through Trust(d)	6,367,346
	TRANSPORTATION & LOGISTICS — 0.9%
3,806,420	PHI Group, Inc.*,(c),(d),(j)	76,128,400
	TOTAL COMMON STOCKS
	(Cost $125,160,428)	132,417,138
	SHORT-TERM INVESTMENTS — 4.9%
	MONEY MARKET INVESTMENTS — 0.4%
34,380,218	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.37%(k)	34,380,218

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	TREASURY BILLS — 4.5%
$391,185,000	U.S. Treasury Bill, 4.25%, 1/9/2025(l)	$390,821,198
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $425,201,416)	425,201,416
	TOTAL INVESTMENTS — 99.5%
	(Cost $8,705,312,916)	8,688,772,603
	Other Assets in Excess of Liabilities — 0.5%	39,723,574
	TOTAL NET ASSETS — 100.0%	$8,728,496,177

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

US – United States

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,747,190,145, which represents 31.47% of Net Assets.
(b)	Variable or floating rate security.
(c)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(d)	Restricted securities. These restricted securities constituted 3.22% of total net assets at December 31, 2024, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees.
(e)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(f)	Security is in default.
(g)	As of December 31, 2024, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. At December 31, 2024, unfunded commitments totaled $10,625,126.
(h)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(i)	All or a portion of the loan is unfunded.
(j)	Affiliated company.
(k)	The rate is the annualized seven-day yield at period end.
(l)	Treasury bill discount rate.

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
AIPCF VIII A-BL Aggregator Cayman LP	04/18/2024	$68,276,627	$49,921,392	0.57%
Apollo Debt Solutions BDC Senior Note, 8.620%, 9/28/2028	08/10/2023	26,023,000	26,023,000	0.30%
Capstone Acquisition Holdings, Inc., 2020 Term Loan 10.194% (1-Month Term SOFR+485 basis points), 11/12/2027	04/30/2021	19,205,523	18,618,494	0.21%
Copper Property CTL Pass Through Trust	10/05/2017	25,752,396	6,367,346	0.07%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.331% (1-Month Term SOFR+500 basis points), 4/30/2028	08/02/2021	40,457,372	43,206,529	0.50%
Hlend Senior Notes, 8.170%, 3/15/2028	02/16/2023	42,500,000	42,500,000	0.49%
JC Penney Corp., Inc., 5.568% (3-Month USD Libor+425 basis points), 6/23/2025	02/03/2021	-	2,670	0.00%
Lealand Finance Company B.V. Senior Exit LC, 5.250%, 6/30/2027	02/28/2020	(18,500)	(3,718,794)	-0.04%
McDermott Technology Americas, Inc., 9.457% (1-Month Term SOFR+400 basis points), 12/31/2027	03/25/2024	161,015	121,302	0.00%
OCREDIT BDC Senior Notes, 7.770%, 3/7/2029	02/22/2024	12,891,000	12,891,000	0.15%
PHI Group, Inc.	08/19/2019	31,131,405	76,128,400	0.87%
Prop 2017-1A, 5.300%, 3/15/2042	02/09/2017	10,082,802	8,927,834	0.10%
		$276,462,639	$280,989,172	3.22%

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Security Description	Shares Held as of September 30, 2024	Beginning Value as of September 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value as of December 31, 2024	Shares Held as of December 31, 2024	Dividend Income From Affiliated Investments
AIPCF VII A-BL Aggregator Cayman LP	39,831,957	$49,921,392.00	$-	$-	$-	$(49,921,392.00)	$49,921,392.00	$-	-	$-
PHI Group, Inc.	3,806,420	76,128,400	-	-	-	-	-	76,128,400	3,806,420	-
Total		$126,049,792	$-	$-	$-	$(49,921,392)	$49,921,392	$76,128,400		$-